Revenues - Schedule of Company's Recognition of Revenue (Details) $ in Thousands	Jan. 31, 2022 USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue remaining performance obligation amount	$ 33,566
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-02-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	1 year
Revenue remaining performance obligation amount	$ 16,049
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-02-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	1 year
Revenue remaining performance obligation amount	$ 9,771
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-02-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	1 year
Revenue remaining performance obligation amount	$ 5,852
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-02-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	1 year
Revenue remaining performance obligation amount	$ 1,894